Expense Example	Dec. 23, 2025 USD ($)
TimesSquare Quality Mid Cap Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
TimesSquare Quality Small-Mid Cap Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
TimesSquare Quality International Small Cap Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	$ 176